Sensitivity analysis	12 Months Ended
Dec. 31, 2019
Sensitivity analysis
Sensitivity analysis

18    Sensitivity analysis

Presented below is a sensitivity analysis of the main risk factors that affect the pricing of the outstanding financial instruments relating to cash and cash equivalents, financial investments, loans and financing, and derivative financial instruments. The main sensitivities are the exposure to changes of the US Dollar exchange rate, the London Interbank Offered Rate (LIBOR) and Interbank Deposit Certificate (CDI) interest rates, the US Dollar coupon and the commodity prices. The scenarios for these factors are prepared using market sources and other relevant sources, in compliance with the Company's policies.

The scenarios at December 31, 2019 are described below:

•	Scenario I: considers a change in the market forward yield curves and quotations as of December 31, 2019, according to the base scenario defined by the Company for March 31, 2020.
•	Scenario II: considers a change of + or -25% in the market forward yield curves as of December 31, 2019.
•	Scenario III: considers a change of + or -50% in the market forward yield curves as of December 31, 2019.

					Impacts on income statement								Impacts on statement of comprehensive income
					Scenario I				Scenarios II and III				Scenario I	Scenarios II and III
Risk factor	Cash and cash equivalents and financial investments	Loans and financing	Principal of derivative financial instruments	Unit	Quotation at December 31, 2019	Changes from 2019		Results of scenario I	-25%	-50%	+25%	+50%	Results of scenario I	-25%	-50%	+25%	+50%
Foreign exchange rates
BRL	76,038	119,095	—	BRL	4.0307	2.06%		—	—	—	—	—	887	10,764	21,259	(10,764)	(21,529)
EUR	179	—	—	EUR	1.1240	(0.36)%		(1)	(45)	(90)	45	90	—	—	—	—	—
PEN	34,563	—	—	PEN	3.3253	0.74%		257	(8,641)	(17,281)	8,641	17,281	—	—	—	—	—

Interest rates
BRL - CDI	75,722	19,989	1,242,791	BRL	4.40%	(16)	bps	14	1,034	2,241	(883)	(1,637)	—	—	—	—	—
USD - LIBOR	—	90,000	717,071	USD	1.91%	2	bps	(17)	388	809	(358)	(689)	—	1	2	(1)	(2)
US Dollar coupon	—	—	271,430	USD	2.41%	(19)	bps	(31)	(159)	(323)	156	310	—	—	—	—	—

Price - commodities
Zinc	—	—	273,472	TON	2,293	4.67%		(5,482)	29,368	58,736	(29,368)	(58,736)	545	(2,917)	(5,835)	2,917	5,835